Convertible Loans (Tables)	12 Months Ended
May 31, 2017
Convertible Loans [Abstract]
Summary of outstanding convertible notes
Note Holder	Issue Date	Maturity Date	Stated Interest Rate	5/31/2016	Additions	Repayments / Conversions	Principal Balance 5/31/2017
Crown Bridge Partners, LLC	2/16/2016	2/16/2017	8%	$40,000	-	($40,000)	$ -
Crown Bridge Partners, LLC	4/19/2016	4/19/2017	8%	30,000	-	(30,000)	-
Adar Bays, LLC	5/9/2016	5/9/2017	8%	30,000	-	(30,000)	-
Eagle Equities, LLC	5/9/2016	5/9/2017	8%	30,000	-	(30,000)	-
Auctus Fund, LLC	5/10/2016	2/10/2017	8%	77,750	-	(77,750)	-
Crown Bridge Partners, LLC	12/28/2016	12/28/2017	8%	-	46,000	-	46,000
JSJ Investments, Inc.	6/2/2016	2/26/2017	8%	-	55,000	(55,000)	-
Black forest Capital, LLC	6/14/2016	6/14/2017	8%	-	80,000	(80,000)	-
Crown Bridge Partners, LLC	3/20/2017	03/20/2018	8%	-	114,000	-	114,000
JSJ Investments, Inc.	3/27/2017	12/22/2017	8%	-	125,000	-	125,000
Auctus Fund,,LLC	4/4/2017	12/30/2017	8%	-	145,000	-	145,000
Total				207,750	565,000	(342,750)	430,000
Less debt discount				(134,148)	-	-	(237,608)
				$73,602	565,000	(342,750)	192,392

Summary of activity of derivative liability for notes
Balance at May 31, 2015	$-
Increase to derivative due to new issuances	479,374
Derivative (gain) due to mark to market adjustment	(128,333)
Balance at May 31, 2016	351,041
Increase to derivative due to new issuances	896,686
Decrease due to debt settlement	(1,117,070)
Derivative loss due to mark to market adjustment	319,318
Balance at May 31, 2017	$449,975

Summary of quantitative information about significant unobservable inputs (Level 3 inputs) used in measuring derivative liabilities
Inputs	May 31, 2017	Initial Valuation
Stock price	$.0074	$.02 – .0258
Conversion price	$.004	$.01 – .013
Volatility (annual)	291.5%	283% - 285.85%
Risk-free rate	1.08%	.955% - .975%
Years to maturity	.58	.75